GOVERNMENT ASSISTANCE	12 Months Ended
Dec. 31, 2021
Revenues [Abstract]
GOVERNMENT ASSISTANCE	GOVERNMENT ASSISTANCE
We are eligible for government subsidies from the Government of Canada and the U.S. Government.
The Company recorded government assistance for the years ended December 31 as follows:

	2021	2020
Cost of sales	$800	$180
Sales and marketing	4,242	1,588
Research and development	2,941	4,186
Administration	807	1,298
	$8,790	$7,252

Government Assistance by Type
US Employee Retention Credit	$5,455	$—
Canada Emergency Wage Subsidy	2,888	6,332
Other COVID-19 related subsidies	447	920
	$8,790	$7,252